Note 8 - Net Loss Per Share (Details Textual) - Pieris Pharmaceuticals, Inc. [Member] - $ / shares shares in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	0.5	0.5	0.5	0.5
2019 Private Placement Financing [Member]
Class of Warrant or Right, Outstanding (in shares)	0.1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 568
Warrants and Rights Outstanding, Term (Year)	5 years